FOLEY & LARDNER LLP ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE MILWAUKEE, WISCONSIN 53202-5306 414.271.2400 TEL 414.297.4900 FAX www.foley.com
	December 3, 2004	WRITER'S DIRECT LINE 414.297.5828 jboatwright@foley.com Email
VIA EDGAR		CLIENT/MATTER NUMBER 039889-0101

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:	Intrepid Capital Management Funds Trust File Nos. 333-118634 and 811-21625

Ladies and Gentlemen:

        On behalf of Intrepid Capital Management Funds Trust, a Delaware statutory trust (the “Trust”), we are transmitting for filing the following documents relating to the proposed issuance and sale of units of beneficial interest in the Trust’s sole series, Intrepid Capital Fund, and the Trust’s proposed operation as an investment company:

        1.        A Memorandum of Responses to the comments of the Division of Investment Management to the Form N-1A Registration Statement filed by the Trust on August 27, 2004 (the “Form N-1A”).

        2.        Pre-Effective Amendment No. 1 to the Form N-1A, including the exhibits thereto, which has been marked to show the changes in the Form N-1A effected by Pre-Effective Amendment No. 1.

        3.        The Trust’s request for acceleration of the effective date of the Form N-1A pursuant to Rule 461.

        Please call the undersigned at (414) 297-5828 or Richard L. Teigen at (414) 297-5660 should you have any questions regarding this filing.

Very truly yours,
/s/ Jennifer L. Boatwright
Jennifer L. Boatwright

cc:	Richard Teigen

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